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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-2865
Columbia Funds Trust IV
(Exact name of registrant as specified in charter)
One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)
Vincent Pietropaolo, Esq. Columbia Management Group, Inc. One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-617-772-3698

Date of fiscal year end:	11/30/05

Date of reporting period:	08/31/05

INVESTMENT PORTFOLIO

August 31, 2005 (Unaudited)	Columbia Utilities Fund

		Shares	Value ($)*
Common Stocks – 82.9%
UTILITIES – 82.9%
Diversified Telecommunication Services – 19.9%
	ALLTEL Corp.	31,964	1,981,424
	AT&T Corp.	245,900	4,839,312
	BellSouth Corp.	653,950	17,192,345
	CenturyTel, Inc.	30,000	1,077,000
	Citizens Communications Co.	72,200	984,808
	New Skies Satellites Holdings Ltd.	75,000	1,681,500
	Qwest Communications International, Inc. (a)	420,800	1,641,120
	SBC Communications, Inc.	838,200	20,183,856
	Sprint Nextel Corp.	391,729	10,157,521
	Verizon Communications, Inc.	666,800	21,811,028
Diversified Telecommunication Services Total			81,549,914
Electric Utilities – 41.4%
	Allegheny Energy, Inc. (a)	65,000	1,960,400
	Ameren Corp.	45,800	2,515,794
	American Electric Power Co., Inc.	252,000	9,369,360
	CenterPoint Energy, Inc.	202,500	2,877,525
	Cinergy Corp.	140,900	6,205,236
	Consolidated Edison, Inc.	155,500	7,294,505
	DTE Energy Co.	41,100	1,881,147
	Edison International	312,500	14,071,875
	Entergy Corp.	150,800	11,296,428
	Exelon Corp.	308,900	16,646,621
	FirstEnergy Corp.	133,200	6,797,196
	FPL Group, Inc.	334,300	14,404,987
	PG&E Corp.	370,700	13,908,664
	Pinnacle West Capital Corp.	88,200	3,962,826
	PPL Corp.	214,200	6,845,832
	Progress Energy, Inc.	131,000	5,710,290
	Southern Co.	526,800	18,121,920
	TECO Energy, Inc.	163,500	2,846,535
	TXU Corp.	185,300	17,977,806
	Xcel Energy, Inc.	263,500	5,069,740
	Electric Utilities Total		169,764,687
Gas Utilities – 0.8%
	KeySpan Corp.	100	3,817
	Nicor, Inc.	100	4,141
	NiSource, Inc.	125,700	3,034,398

1

		Shares	Value ($)
Common Stocks – (continued)
UTILITIES – (continued)
Gas Utilities – (continued)
	Peoples Energy Corp.	100	4,157
Gas Utilities Total			3,046,513
Multi - Utilities – 19.1%
	AES Corp. (a)	265,400	4,177,396
	Calpine Corp. (a)	485,600	1,490,792
	CMS Energy Corp. (a)	168,300	2,709,630
	Constellation Energy Group, Inc.	149,400	8,777,250
	Dominion Resources, Inc.	204,060	15,606,509
	Duke Energy Corp.	396,700	11,500,333
	Dynegy, Inc., Class A (a)	365,100	1,591,836
	Public Service Enterprise Group, Inc.	398,500	25,723,175
	Sempra Energy	151,300	6,781,266
	Multi - Utilities Total		78,358,187
Wireless Telecommunication Services – 1.7%
	Centennial Communications Corp. (a)	581,900	6,976,981
	Wireless Telecommunication Services Total		6,976,981
	UTILITIES TOTAL		339,696,282
	Total Common Stocks (cost of $270,874,343)		339,696,282

Preferred Stocks – 0.6%
UTILITIES – 0.6%
Electric Utilities – 0.6%
	Entergy Arkansas, Inc., 7.880%	4,400	448,800
	Entergy Gulf States, Inc., 7.560%	10,000	1,010,000
	Northern Indiana Public Service Co., 7.440%	9,000	908,100

Electric Utilities Total			2,366,900
UTILITIES TOTAL			2,366,900
	Total Preferred Stocks (cost of $2,324,562)		2,366,900
Adjustable Rate Preferred Stock – 0.1%
UTILITIES – 0.1%
Electric Utilities – 0.1%
	Entergy Gulf States, Inc., Series A, 7.000% (b)	5,245	524,500
	Electric Utilities Total		524,500
	UTILITIES TOTAL		524,500
	Total Adjustable Rate Preferred Stock (cost of $543,513)		524,500

2

		Units	Value ($)
Warrants – 0.0%
UTILITIES – 0.0%

Diversified Telecommunication Services – 0.0%
	Lucent Technologies, Inc. (a)	10,439	8,664
	Diversified Telecommunication Services Total		8,664
	UTILITIES TOTAL		8,664
	Total Warrants (cost of $16,389)		8,664

		Par ($)
Short-Term Obligation – 16.2%
	Repurchase agreement with State Street Bank & Trust Co., dated 08/31/05, due 09/01/05 at 3.430%, collateralized by a U.S. Treasury Note maturing 10/15/06, market value of $67,735,050 (repurchase proceeds $66,408,327)	66,402,000	66,402,000

	Total Short-Term Obligation (cost of $66,402,000)		66,402,000

	Total Investments – 99.8% (cost of $340,160,807)(c)(d)		408,998,346

	Other Assets & Liabilities, Net – 0.2%		838,244

	Net Assets – 100.0%		409,836,590

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	Adjustable rate preferred stock. The interest rate shown reflects the rate as of August 31, 2005.

(c)	Cost for federal income tax purposes is $340,160,807.

(d)	Unrealized appreciation and depreciation at August 31, 2005 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$90,378,294	$(21,540,755)	$68,837,539

3

INVESTMENT PORTFOLIO
August 31, 2005 (Unaudited)	Columbia Tax-Exempt Fund

		Par ($)	Value ($)*
Municipal Bonds – 97.7%
EDUCATION – 2.5%
Education – 2.4%
CA Educational Facilities Authority
	Loyola Marymount University,
	Series 2001:
	Insured: MBIA
	(a) 10/01/17	2,525,000	1,528,786
	(a) 10/01/20	1,000,000	520,980
MA Health & Education Facilities Authority
	Massachusetts Institute of Technology:
	Series 2002 K,
	5.500% 07/01/22	7,000,000	8,440,180
	Series 2002 L,
	5.000% 07/01/18	5,000,000	5,648,150
	Tufts University,
	Series 2002 J,
	5.500% 08/15/17(b)	2,895,000	3,373,399
MN Higher Education Facilities Authority
	College Art & Design,
	Series 2000 5-D,
	6.750% 05/01/26	500,000	547,060
MN University of Minnesota
	Series 1996 A,
	5.750% 07/01/17	1,000,000	1,190,720
	Series 1999 A,
	5.500% 07/01/21	1,000,000	1,185,020
VA College Building Authority
	Virginia Educational Facilities,
	Washington & Lee University,
	Series 2001,
	5.375% 01/01/21	8,000,000	9,331,520
WV University of West Virginia
	Series 1998 A,
	Insured: MBIA
	5.250% 04/01/28	5,000,000	5,833,300
	Series 2000 A,
	Insured: AMBAC
	(a) 04/01/16	3,300,000	2,136,585
		Education Total	39,735,700
Prep School – 0.1%
MA Industrial Finance Agency
	Tabor Academy,
	Series 1998,
	5.400% 12/01/28	1,535,000	1,594,343
		Prep School Total	1,594,343
	EDUCATION TOTAL		41,330,043
HEALTH CARE – 11.6%
Continuing Care Retirement – 0.5%

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Continuing Care Retirement – (continued)
FL Capital Projects Finance Authority	Glenridge on Palmer Ranch,
	Series 2002 A,
	8.000% 06/01/32	4,000,000	4,429,320
FL Lee County Industrial Development Authority
	Shell Point Village Project,
	Series 1999 A,
	5.750% 11/15/15	250,000	262,465
HI Department of Budget & Finance
	Kahala Senior Living Community,
	Series 2003 A,
	7.875% 11/15/23	2,000,000	2,327,400
PA Montgomery County Industrial Development Authority
	Whitemarsh Continuing Care Project,
	6.125% 02/01/28(c)	1,500,000	1,582,320
	Continuing Care Retirement Total		8,601,505
Health Services – 0.4%
MA Development Finance Agency
	Boston Biomedical Research Institute,
	Series 1999,
	5.650% 02/01/19	1,000,000	1,035,260
WI Health & Educational Facilities Authority
	Marshfield Clinic,
	Series 1999,
	Insured: RAD
	6.250% 02/15/29	5,600,000	6,197,464
	Health Services Total		7,232,724
Hospitals – 6.6%
AZ Health Facilities Authority
	Catholic Heallthcare West,
	Series 1999 A,
	6.625% 07/01/20	3,700,000	4,170,677
FL Hillsborough County Industrial Development Authority
	Tampa General Hospital,
	Series 2003 A,
	5.250% 10/01/24	3,200,000	3,376,544
FL Orange County Health Facilities Authority
	Orlando Regional Healthcare System:
	Series 1999 A,
	Insured: MBIA
	6.250% 10/01/16	880,000	1,060,752
	Series 1999,
	6.000% 10/01/26	7,050,000	7,509,801
	Series 2002,
	5.750% 12/01/32	1,650,000	1,778,370

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
FL West Orange Healthcare District
	Series 2001 A,
	5.650% 02/01/22	2,600,000	2,768,324
LA Public Facilities Authority
	Touro Infirmary,
	Series 1999 A,
	5.625% 08/15/29	9,440,000	9,741,797
MA Health & Educational Facilities Authority
	South Shore Hospital,
	Series 1999 F,
	5.750% 07/01/29	10,500,000	10,996,125
MD Health & Educational Facilities Authority
	University of Maryland Medical System,
	Series 2000,
	6.750% 07/01/30	2,000,000	2,245,600
MI Dickinson County
	Series 1999,
	5.700% 11/01/18	1,800,000	1,858,356
MN Rochester
	Mayo Medical Center,
	Series 1992 I,
	5.900% 11/15/09	500,000	550,650
MN St. Paul Housing & Redevelopment Authority
	HealthEast, Inc.:
	Series 1993 B,
	6.625% 11/01/17	805,000	808,011
	Series 1997 A,
	5.500% 11/01/09	250,000	260,548
MN Waconia
	Ridgeview Medical Center,
	Series 1999 A,
	Insured: RAD
	6.125% 01/01/29	1,000,000	1,097,470
MS Medical Center Building Corp.
	University of Mississippi Medical Center,
	Series 1998,
	Insured: AMBAC
	5.500% 12/01/23	9,550,000	11,337,282
MT Health Facility Authority
	Hospital Facilities,
	Series 1994,
	Insured: AMBAC
	7.920% 02/25/25(c)	6,000,000	6,096,120
NC Medical Care Community Health Care Facility
	Wilson Memorial Hospital,
	Series 1997,
	Insured : AMBAC
	(a) 11/01/14	1,380,000	966,179
NH Higher Educational & Health
	Series 1998,
	5.800% 05/01/18	1,470,000	1,515,364

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
NV Henderson
	Catholic Healthcare West,
	Series 1999 A,
	6.750% 07/01/20	3,200,000	3,576,544
OH Highland County Joint Township Hospital District
	Series 1999,
	6.750% 12/01/29	1,405,000	1,447,361
TX Harris County Health Facilities Development Authority
	Rites-PA 549,
	Insured: MBIA
	8.028% 07/01/15(c)(d)	9,000,000	10,162,620
VA Fairfax County Industrial Development Authority
	Inova Health System,
	Series 1993 A,
	5.000% 08/15/23	10,000,000	10,974,900
VA Henrico County Industrial Development Authority
	Bon Secours Health,
	Series 1996,
	Insured: MBIA
	6.000% 08/15/16	5,000,000	5,839,900
WI Health & Educational Facilities Authority
	Aurora Health Care, Inc.,
	Series 2003,
	6.400% 04/15/33	3,175,000	3,543,490
	Wheaton Franciscan Services,
	Series 2002,
	5.750% 08/15/30	4,000,000	4,319,000
		Hospitals Total	108,001,785
Intermediate Care Facilities – 0.7%
IL Development Finance Authority
	Hoosier Care, Inc.,
	Series 1999 A,
	7.125% 06/01/34	2,345,000	2,209,365
IN Health Facilities Financing Authority
	Hoosier Care, Inc.,
	Series 1999 A,
	7.125% 06/01/34	9,720,000	9,157,796
	Intermediate Care Facilities Total		11,367,161
Nursing Homes – 3.4%
CA San Diego Industrial Development
	Series 1986,
	8.750% 12/01/16	4,300,000	4,334,916

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Nursing Homes – (continued)
CO Health Facilities Authority Revenue
	American Housing Foundation I, Inc.,
	Series 2003 A,
	8.500% 12/01/31	905,000	956,666
IA Finance Authority
	Care Initiatives,
	Series 1998 B,
	5.500% 07/01/08	750,000	751,485
	5.750% 07/01/28	4,500,000	4,258,530
IA Marion
	Health Care Facilities Revenue,
	6.500% 01/01/29	200,000	204,254
IN Gary Industrial Economic Development
	West Side Health Care Center,
	Series 1987 A,
	11.500% 10/01/17(e)	1,760,000	528,000
MA Development Finance Agency
	Woodlawn Manor, Inc.:
	Series 2000 A,
	7.750% 12/01/27	2,397,000	1,319,045
	Series 2000 B,
	10.250% 06/01/27(e)	742,783	37,139
MA Industrial Finance Agency
	GF/Massachusetts, Inc.,
	Series 1994 A,
	8.300% 07/01/23	11,090,000	11,148,777
MI Cheboygan County Economic Development Corp.
	Metro Health Foundation Project,
	Series 1993,
	11.000% 11/01/22(g)(h)	446,221	45
PA Cambria County Industrial Development Authority
	Beverly Enterprises,
	Series 1987,
	10.000% 06/18/12	1,000,000	1,155,410
PA Chester County Industrial Development Authority
	Pennsylvania Nursing Home,
	Series 2002,
	8.500% 05/01/32	6,425,000	6,767,067
PA Delaware County Industrial Development Authority
	Care Institute-Main and Haverford LLC,
	Series 2005,
	9.000% 08/01/31	8,395,000	8,087,911
PA Lackawanna County Industrial Development Authority
	Greenridge Nursing Center,
	Series 1990,
	7.750% 12/01/10(f)(i)	895,000	805,500

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Nursing Homes – (continued)
PA Luzerne County Industrial Development Authority
	Millville Nursing Center,
	Series 1990,
	7.750% 12/01/12(f)(i)	2,615,000	2,353,500
PA Washington County Industrial Development Authority
	First Mortgage AHF Project,
	Series 2003,
	7.750% 01/01/29	2,218,000	2,278,019
TN Metropolitan Government Nashville & Davidson Counties Health & Education Facilities
	First Mortgage-AHF Project,
	Series 2003,
	7.750% 01/01/29	508,000	521,747
WA Kitsap County Housing Authority
	Martha & Mary Nursing Home,
	Series 1996,
	Insured: GNMA
	7.100% 02/20/36	10,000,000	10,688,500
	Nursing Homes Total		56,196,511
	HEALTH CARE TOTAL		191,399,686
HOUSING – 4.1%
Assisted Living / Senior – 1.4%
DE Kent County
	Heritage at Dover,
	Series 1999, AMT,
	7.625% 01/01/30	1,665,000	1,547,135
IL Development Finance Authority
	Care Institute, Inc.,
	Series 1995,
	8.250% 06/01/25	9,195,000	9,514,434
MN Roseville
	Care Institute, Inc.,
	Series 1993,
	7.750% 11/01/23(i)	3,275,000	2,292,500
NC Medical Care Commission
	DePaul Community Facilities Project,
	Series 1999,
	7.625% 11/01/29	2,130,000	2,234,434
TX Bell County Health Facility Development Corp.
	Care Institute, Inc.,
	Series 1994,
	9.000% 11/01/24	7,050,000	6,843,294
	Assisted Living / Senior Total		22,431,797
Multi - Family – 2.4%
CO Health Facilities Authority
	Birchwood Manor,
	Series 1991 A,
	Insured: GNMA

		Par ($)	Value ($)
Municipal Bonds – (continued)
HOUSING – (continued)
Multi - Family – (continued)
	7.625% 04/01/26	1,835,000	1,840,101
FL Broward County Housing Finance Authority
	Chaves Lake Apartment Project,
	Series 2000 A, AMT,
	7.500% 07/01/40	6,425,000	6,510,966
	Cross Keys Apartments,
	Series 1998 A, AMT,
	5.750% 10/01/28	990,000	1,019,344
FL Clay County Housing Finance Authority
	Madison Commons Apartments,
	Series 2000 A, AMT,
	7.450% 07/01/40	3,195,000	3,247,270
MA Housing Finance Agency
	Series 2004 A, AMT,
	Inusred: FSA
	5.250% 07/01/25	8,000,000	8,306,240
MN Lakeville
	Southfork Apartments Project,
	Series 1989 A,
	9.875% 02/01/20	200,000	200,118
MN Minneapolis
	Riverplace Project,
	Series 1987 A,
	7.100% 01/01/20	170,000	170,984
MN Robbinsdale Economic Development Authority
	Broadway Court,
	Series 1999 A,
	6.875% 01/01/26	250,000	257,328
MN Washington County Housing & Redevelopment Authority
	Cottages of Aspen,
	Series 1992, AMT,
	9.250% 06/01/22	1,880,000	1,920,683
MN White Bear Lake
	Birch Lake Townhome Project:
	Series 1989 A,
	9.750% 07/15/19	2,385,000	2,265,750
	Series 1989 B, AMT,
	(a) 07/15/19	266,000	78,986
MO St. Louis Area Housing Finance Corp.
	Wellington Arms III,
	Series 1979,
	Insured: FHA
	7.375% 01/01/21	1,674,506	1,701,733
NC Housing Finance Agency
	Series 1994 F,
	Insured: FHA
	6.600% 07/01/17	610,000	616,985
Resolution Trust Corp.
	Pass-Through Certificates,
	Series 1993 A,
	8.500% 12/01/16(d)	6,615,223	6,572,753

		Par ($)	Value ($)
Municipal Bonds – (continued)
HOUSING – (continued)
Multi - Family – (continued)
TN Franklin Industrial Development Board
	Landings Apartment Project,
	Series 1996 B,
	8.750% 04/01/27	3,120,000	3,196,690
VA Alexandria Redevelopment & Housing Authority
	Courthouse Commons Apartments:
	Series 1990 A, AMT,
	10.000% 01/01/21(g)	760,000	618,883
	Series 1990 B, AMT,
	(a) 01/01/21(g)	822,000	1,254,146
	Multi - Family Total		39,778,960
Single - Family – 0.3%
CA Housing Finance Authority
	Series 1984 B,
	(a) 08/01/16	325,000	99,502
CO El Paso County School District No. 11
	Series 1988 A,
	Insured: GNMA
	8.375% 03/25/19	129,934	132,535
CO Housing Finance Authority
	Single Family Housing,
	Series 1996 B-1, AMT,
	7.650% 11/01/26	155,000	155,911
FL Brevard County
	Single Family Mortgage,
	Series 1985,
	Insured: FGIC
	(a) 04/01/17	435,000	137,156
FL Broward County
	Housing Finance Authority,
	Series 1995, AMT,
	Insured: GNMA
	6.700% 02/01/28	175,000	176,958
FL Lee County Housing Finance Authority
	Series 1996 A-1, AMT,
	Insured: GNMA
	7.350% 03/01/27	305,000	310,011
	Series 1998 A-2, AMT,
	Insured: GNMA
	6.300% 03/01/29	265,000	267,838
FL Manatee County Housing Finance Authority
	Series 1996 I, AMT,
	Insured: GNMA
	7.450% 05/01/27	240,000	245,340
IL Chicago
	Single Family Mortgage:
	Series 1996 B, AMT,

		Par ($)	Value ($)
Municipal Bonds – (continued)
HOUSING – (continued)
Single - Family – (continued)
	Insured: GNMA
	7.625% 09/01/27	145,000	147,554
	Series 1997 A, AMT
	Insured: GNMA
	7.250% 09/01/28	110,000	111,759
MA Housing Finance Agency
	Series 1992 21, AMT,
	7.125% 06/01/25	880,000	881,038
MN Chicago & Stearns Counties
	Series 1994 B, AMT,
	Guarantor: FNMA
	7.050% 09/01/27	23,000	23,687
MN Dakota County Housing & Redevelopment Authority
	Series 1986,
	Insured: GNMA
	7.200% 12/01/09	5,000	5,011
NC Housing Finance Agency
	Series 1998, AMT,
	5.250% 03/01/17	405,000	415,247
NM Mortgage Finance Authority
	Series 1999 D-2, AMT,
	Insured: GNMA
	6.750% 09/01/29	1,750,000	1,840,475
OK Housing Finance Agency
	Series 1999 B-1,
	Insured: GNMA
	6.800% 09/01/16	265,000	267,597
OR Department of Housing & Community Services
	Series 1998 A,
	5.150% 07/01/15	40,000	41,451
	Single - Family Total		5,259,070
	HOUSING TOTAL		67,469,827
INDUSTRIALS – 2.0%
Food Products – 0.8%
FL Hendry County Industrial Development Authority
	Savannah Foods & Industries,
	Series 1992, AMT,
	6.400% 03/01/17	1,500,000	1,502,700
GA Cartersville Development Authority
	Anheuser Busch Project, Inc.,
	Series 2002, AMT,
	5.950% 02/01/32	3,000,000	3,230,130
MI Strategic Fund Michigan Sugar Co.
	Carrollton Project,
	Series 1998 C, AMT,
	6.550% 11/01/25	3,450,000	3,339,738

		Par ($)	Value ($)
Municipal Bonds – (continued)
INDUSTRIALS – (continued)
Food Products – (continued)
	Imperial Holly Corp.,
	Series 1998 B,
	6.450% 11/01/25	2,800,000	2,680,104
	Sebewaing Project,
	Series 1998 A,
	6.250% 11/01/15	2,250,000	2,271,757
	Food Products Total		13,024,429
Forest Products & Paper – 0.2%
FL Escambia County Environmental Improvement Revenue
	Series 2003 A, AMT,
	5.750% 11/01/27	2,200,000	2,301,090
IA Cedar Rapids
	Weyerhaeuser Co. Project,
	Series 1984,
	9.000% 08/01/14	1,000,000	1,234,440
	Forest Products & Paper Total		3,535,530
Manufacturing – 0.7%
IL Will-Kankakee Regional Development Authority
	Flanders Corp., Precisionaire Project,
	Series 1997, AMT,
	6.500% 12/15/17	2,340,000	2,391,410
KS Wichita Airport Authority
	Cessna Citation Service Center,
	Series 2002 A, AMT,
	6.250% 06/15/32	5,000,000	5,372,550
MN Alexandria Industrial Development
	Seluemed Ltd. LLP Project,
	Series 1998, AMT,
	5.850% 03/01/18	830,000	835,636
MO Development Finance Board
	Procter & Gamble Co.,
	Series 1999, AMT,
	5.200% 03/15/29	3,000,000	3,373,260
	Manufacturing Total		11,972,856
Metals & Mining – 0.1%
NV Department of Business & Industry
	Wheeling-Pittsburgh Steel Corp.,
	Series 1999 A, AMT,
	8.000% 09/01/14(d)	1,205,323	1,237,336
	Metals & Mining Total		1,237,336
Oil & Gas – 0.2%
NJ Middlesex County Pollution Control
	Amerada Hess Corp.,
	Series 2004,
	6.050% 09/15/34	900,000	965,025

		Par ($)	Value ($)
Municipal Bonds – (continued)
INDUSTRIALS – (continued)
Oil & Gas – (continued)
VI Virgin Islands Public Finance Authority
	Hovensa,
	Series 2003, AMT,
	6.125% 07/01/22	2,100,000	2,320,983
		Oil & Gas Total	3,286,008
	INDUSTRIALS TOTAL		33,056,159
OTHER – 19.1%
Pool / Bond Bank – 1.4%
FL Municipal Loan Council
	Series 2000 A,
	Insured: MBIA
	(a) 04/01/21	1,000,000	513,740
MA Water Pollution Abatement Trust
	Series 1999 A,
	6.000% 08/01/17	10,000,000	12,156,700
NY Environmental Facilities Corp.
	New York City Municipal Water Project K,
	Series 2002,
	5.500% 06/15/17	4,795,000	5,633,358
OH Water Development Authority Water Pollution Control Revenue
	Loan Fund Water Quality,
	Series B
	4.750% 06/01/25	4,000,000	4,193,880
	Pool / Bond Bank Total		22,497,678
Refunded / Escrowed(j) – 17.4%
AK Anchorage
	Ice Rink Revenue,
	Series 1998,
	Pre-refunded 07/01/10,
	6.250% 01/01/12	1,610,000	1,743,372
AZ Maricopa County Industrial Development Authority
	Advantage Point,
	Series 1996 A,
	Escrowed to Maturity,
	6.625% 07/01/26	2,750,000	2,882,825
	Single Family,
	Series 1984,
	Escrowed to Maturity,
	(a) 02/01/16	4,500,000	2,945,520
AZ Pima County Industrial Development Authority
	Series 1989, AMT,
	Escrowed to Maturity,
	8.200% 09/01/21	12,370,000	17,252,439
CA Palmdale Community Redevelopment Agency
	Series 1986 A, AMT,
	Escrowed to Maturity,

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded / Escrowed(j) – (continued)
	Insured: FHA
	8.000% 03/01/16	3,000,000	4,057,680
	Series 1986 D, AMT,
	Escrowed to Maturity,
	Insured: MBIA
	8.000% 04/01/16	7,000,000	9,483,390
CA Perris Community Facilities District
	Series 1991 2-90,
	Escrowed to Maturity,
	8.750% 10/01/21	6,165,000	9,650,876
CA Pomona
	Series 1990 A,
	Escrowed to Maturity,
	Insured: GNMA
	7.600% 05/01/23	10,000,000	13,315,500
CA Riverside County
	Series 1998, AMT,
	Escrowed to Maturity,
	Insured: GNMA
	8.300% 11/01/12	10,000,000	12,872,500
CO Mesa County
	Series 1992,
	Escrowed to Maturity,
	(a) 12/01/11	5,905,000	4,700,675
FL Melbourne
	Series 2000 A,
	Escrowed to Maturity,
	Insured: FGIC
	(a) 10/01/19	600,000	336,450
FL Mid-Bay Bridge Authority
	Series 1991 A,
	Escrowed to Maturity,
	6.875% 10/01/22	2,000,000	2,680,420
FL Northern Palm Beach County Improvement District
	Series 1999,
	Pre-refunded 08/01/09,
	Insured: MBIA
	6.000% 08/01/29	500,000	557,315
FL Orange County Health Facilities Authority
	Orlando Regional Healthcare System,
	Series 1996 A,
	Escrowed to Maturity,
	Insured: MBIA
	6.250% 10/01/16	2,120,000	2,605,628
FL Orlando Utilities Commission Water and Electric Revenue
	Series 1989 D,
	Escrowed to Maturity,
	6.750% 10/01/17	3,750,000	4,619,700

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded / Escrowed(j) – (continued)
FL Seminole County
	Series 1992,
	Escrowed to Maturity,
	Insured: MBIA
	6.000% 10/01/19	1,030,000	1,230,490
FL Tampa Bay Water Utility Systems
	Series 1991, IFRN,
	Pre-refunded 10/01/11
	Insured: FGIC
	8.896% 10/01/23(c)(d)	500,000	632,715
GA Forsyth County Hospital Authority
	Georgia Baptist Health Care System,
	Series 1998,
	Escrowed to Maturity,
	6.000% 10/01/08	620,000	646,449
ID Health Facilities Authority
	IHC Hospitals, Inc.,
	Series 1992,
	Escrowed to Maturity,
	6.650% 02/15/21	4,800,000	6,317,376
MA College Building Authority
	Series 1999 A:
	Escrowed to Maturity,
	Insured: MBIA
	(a) 05/01/19	7,710,000	4,362,858
	(a) 05/01/20	7,750,000	4,188,410
MA Turnpike Authority
	Series 1993 A:
	Escrowed to Maturity,
	5.000% 01/01/20	3,610,000	3,986,451
	Insured: FGIC
	5.000% 01/01/20	12,665,000	13,985,706
	5.125% 01/01/23	3,600,000	4,092,120
MI Kalamazoo Hospital Finance Authority
	Borgess Medical Center,
	Series 1994 A,
	Escrowed to Maturity,
	Insured: FGIC
	6.250% 06/01/14	1,000,000	1,193,430
MI Romulus Tax Increment Finance Authority
	Series 1994,
	Pre-refunded 11/01/06,
	6.750% 11/01/19	500,000	519,965
MN Chaska
	Series 2000 A,
	6.000% 10/01/25	1,000,000	1,126,870
MN Dakota & Washington Counties Housing & Redevelopment Authority
	Series 1988, AMT,
	Escrowed to Maturity,
	Insured: GNMA

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded / Escrowed(j) – (continued)
	8.150% 09/01/16	235,000	323,033
MN Moorhead
	Series 1979,
	Escrowed to Maturity,
	Insured: FHA
	7.100% 08/01/11	20,000	22,570
MN Western Minnesota Municipal Power Agency
	Series 1983 A,
	Escrowed to Maturity,
	Insured: MBIA
	9.750% 01/01/16	1,000,000	1,493,920
NC Eastern Municipal Power Agency
	Series 1987 A,
	Pre-refunded 01/01/22,
	4.500% 01/01/24	1,750,000	1,869,315
	Series 1991 A:
	Escrowed to Maturity,
	5.000% 01/01/21	8,735,000	9,741,185
	6.500% 01/01/18	1,500,000	1,902,540
NC Lincoln County
	Lincoln County Hospital,
	Series 1991,
	Escrowed to Maturity,
	9.000% 05/01/07	205,000	217,968
NC Medical Care Commission
	Annie Penn Memorial Hospital,
	Series 1998,
	Pre-refunded 01/01/15,
	5.375% 01/01/22	500,000	531,890
NC Randolph County
	Series 2000,
	Insured: FSA,
	Pre-refunded 06/01/10,
	5.750% 06/01/22	250,000	275,593
NJ Transportation Trust Fund Authority
	Series 1995 B,
	Escrowed to Maturity,
	Insured: MBIA
	7.000% 06/15/12	10,135,000	12,324,160
NJ Turnpike Authority
	Series 1991 C,
	Escrowed to Maturity,
	Insured: MBIA
	6.500% 01/01/16	11,000,000	13,240,370
	Series 2005 C,
	Escrowed to Maturity,
	Insured: MBIA
	6.500% 01/01/16	965,000	1,161,542

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded / Escrowed(j) – (continued)
NY Triborough Bridge & Tunnel Authority
	Series 1992:
	Escrowed to Maturity,
	Insured: CAP
	6.125% 01/01/21	7,000,000	8,772,050
	Insured: MBIA
	5.500% 01/01/17	2,000,000	2,302,400
	Series 1992 Y,
	Escrowed to Maturity
	6.125% 01/01/21	8,500,000	10,651,775
OR Saint Charles Memorial Hospital, Inc.
	Series 1973 A,
	Escrowed to Maturity,
	6.750% 01/01/06	38,000	38,421
OR Washington County School District No. 48J
	Series 1998,
	Pre-refunded 08/01/08,
	5.000% 08/01/17	400,000	421,908
PA Convention Center Authority
	Series 1989 A,
	Escrowed to Maturity,
	Insured: FGIC
	6.000% 09/01/19	14,010,000	17,074,968
PA Westmoreland County Municipal Authority
	Series 2000 A,
	Escrowed to Maturity,
	Insured: FGIC
	(a) 08/15/23	5,000,000	2,276,600
PR Commonwealth of Puerto Rico Public Finance Corp.
	Series 2002 E,
	Escrowed to Maturity,
	6.000% 08/01/26	230,000	293,239
SC Greenville County School District Installment Purchase Revenue
	Series 2002,
	Pre-refunded 12/01/12,
	5.875% 12/01/17	8,000,000	9,315,440
SC Piedmont Municipal Power Agency
	Series 1993:
	Escrowed to Maturity,
	Insured: AMBAC
	(a) 01/01/13	9,800,000	7,050,022
	Insured: MBIA
	5.375% 01/01/25	3,960,000	4,632,487
	Series 1998:
	Escrowed to Maturity,
	Insured: AMBAC
	(a) 01/01/13	18,585,000	12,511,050
	Insured: MBIA
	5.375% 01/01/25	435,000	506,370

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded / Escrowed(j) – (continued)
TX Houston Water & Sewer System
	Series 1998 A,
	Escrowed to Maturity,
	Insured: FSA
	(a) 12/01/19	25,155,000	13,738,403
TX Research Laboratory Commission Finance Authority
	Superconducting Super Collider,
	Series 1991,
	Escrowed to Maturity,
	6.950% 12/01/12	10,000,000	11,545,300
WV Hospital Finance Authority
	Charleston Area Medical Center,
	Series 2000 A,
	Pre-refunded 09/01/10,
	6.750% 09/01/30	8,800,000	10,273,736
	Refunded / Escrowed Total		286,495,385
Tobacco – 0.3%
NJ Tobacco Settlement Financing Corp.
	Series 2003,
	6.750% 06/01/39	4,750,000	5,540,400
	Tobacco Total		5,540,400
	OTHER TOTAL		314,533,463
OTHER REVENUE – 2.0%
Hotels – 0.4%
MA Boston Industrial Development Finance Authority
	Crosstown Center Project,
	Series 2002, AMT,
	6.500% 09/01/35	3,000,000	3,035,610
NJ Middlesex County Improvement Authority
	Heldrich Center Hotel,
	Series 2005 B,
	6.250% 01/01/37	3,000,000	3,023,820
	Hotels Total		6,059,430
Recreation – 1.3%
CA Agua Caliente Band Cahuilla Indians
	6.000% 07/01/18	1,400,000	1,497,006
CA Cabazon Band Mission Indians
	Series 2004:
	8.375% 10/01/15(d)	1,780,000	1,844,614
	8.750% 10/01/19(d)	6,210,000	6,437,845
CO Metropolitan Football Stadium District
	Series 1999 A,
	Insured: MBIA

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER REVENUE – (continued)
Recreation – (continued)
	(a) 01/01/11	3,650,000	3,014,352
FL Capital Trust Agency
	Seminole Tribe Convention Center,
	Series 2002 A,
	10.000% 10/01/33(d)	7,500,000	8,257,500
	Recreation Total		21,051,317
Retail – 0.3%
MN International Falls Solid Waste Disposal Revenue
	Boise Cascade Corp., Project,
	Series 1999, AMT,
	6.850% 12/01/29	5,425,000	5,890,845
	Retail Total		5,890,845
	OTHER REVENUE TOTAL		33,001,592
RESOURCE RECOVERY – 0.6%
Disposal – 0.3%
IL Development Finance Authority
	Waste Management, Inc.,
	Series 1997, AMT,
	5.050% 01/01/10	2,500,000	2,617,550
MI Strategic Fund
	Waste Management, Inc.,
	Series 1995, AMT,
	5.200% 04/01/10	500,000	527,345
NV Department of Business & Industry
	Republic Services, Inc. Project,
	Series 2003, AMT,
	5.625% 12/01/26(c)	1,500,000	1,643,940
	Disposal Total		4,788,835
Resource Recovery – 0.3%
FL Palm Beach County Solid Waste Authority
	Series 1998 A,
	Insured: AMBAC
	(a) 10/01/12	1,855,000	1,430,743
MA Industrial Finance Agency
	Ogden Haverhill Project,
	Series 1998 A, AMT,
	5.400% 12/01/11	3,300,000	3,386,823
	Resource Recovery Total		4,817,566
	RESOURCE RECOVERY TOTAL		9,606,401
TAX - BACKED – 33.3%
Local Appropriated – 2.2%
CA Los Angeles County Schools
	Series 1999 A,
	Insured: AMBAC
	(a) 08/01/22	2,180,000	1,028,568

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX - BACKED – (continued)
Local Appropriated – (continued)
FL Hillsborough County School Board
	Series 1998 A,
	Insured: MBIA
	5.500% 07/01/16	1,060,000	1,226,918
IL Chicago Board Education
	GO, Lease Certificates,
	Series 1992 A:
	Insured: MBIA
	6.000% 01/01/20	8,000,000	9,609,360
	6.250% 01/01/15	8,400,000	9,787,176
IN Crown Point School Building Corp.
	Series 2000,
	Insured: MBIA
	(a) 01/15/19	6,500,000	3,641,560
MN Hibbing Economic Development Authority
	Series 1997,
	6.400% 02/01/12	500,000	509,270
MO St. Louis Industrial Development Finance Authority
	St. Louis Convention Center,
	Series 2000,
	Insured: AMBAC
	(a) 07/15/18	2,000,000	1,165,400
NC Rowan County
	Justice Center Project,
	Series 1992,
	6.250% 12/01/07	275,000	285,593
TX Cesar E. Chavez High School
	Series 1998 A:
	Insured: AMBAC
	(a) 09/15/18	3,885,000	2,222,065
	(a) 09/15/20	3,885,000	2,009,788
TX Houston Independent School District Public Facility Corp.
	Series 1998 A,
	Insured: AMBAC
	(a) 09/15/14	3,885,000	2,707,767
	Series 1998 B,
	Insured: AMBAC
	(a) 09/15/15	2,000,000	1,326,800
	Local Appropriated Total		35,520,265
Local General Obligations – 13.4%
AK North Slope Borough
	Series 1999 B,
	Insured: MBIA
	(a) 06/30/10	10,000,000	8,434,400
	Series 2000 B,
	Insured: MBIA
	(a) 06/30/10	18,000,000	15,192,000
	Series 2001 A,

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX - BACKED – (continued)
Local General Obligations – (continued)
	Insured: MBIA
	(a) 06/30/12	18,000,000	13,954,860
CA Benicia Unified School District
	Series 1997 A,
	Insured: FGIC
	(a) 08/01/21	5,955,000	2,974,046
CA Corona-Norco Unified School District
	Series 2001 C,
	Insured: FGIC
	(a) 09/01/18	1,390,000	800,515
CA Golden West School Financing Authority
	Series 1999 A,
	Insured: MBIA
	(a) 08/01/14	3,980,000	2,824,845
CA Los Angeles Unified School District
	Series 2002,
	Insured: MBIA
	5.750% 07/01/16	2,500,000	2,958,775
CA Modesto High School District
	Series 2002 A,
	Insured: FGIC
	(a) 08/01/17	2,500,000	1,525,225
CA Morgan Hill Unified School District
	Series 2002,
	Insured: FGIC
	(a) 08/01/22	3,345,000	1,588,708
CA San Juan Unified School District
	Series 2001:
	Insured: FSA
	(a) 08/01/17	1,525,000	926,803
	(a) 08/01/18	1,785,000	1,031,641
CA Vallejo City Unified School District
	Series 2002 A,
	Insured: MBIA
	5.900% 02/01/20	1,000,000	1,222,660
CA West Contra Costa Unified School District
	Series 2001 B,
	Insured: MBIA
	6.000% 08/01/24	1,855,000	2,341,103
CO El Paso County School District No. 11
	Series 1996:
	7.100% 12/01/16	2,105,000	2,723,807
	7.125% 12/01/20	7,350,000	9,520,749
GA Fulton County School District
	Series 1998,
	Insured: MBIA
	5.500% 01/01/21	5,745,000	6,805,355
IL Champaign County
	Series 1999,

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX - BACKED – (continued)
Local General Obligations – (continued)
	Insured: FGIC
	8.250% 01/01/23	1,420,000	2,119,534
IL Chicago Board of Education
	Series 1998 B-1:
	Insured: FGIC
	(a) 12/01/10	3,905,000	3,240,135
	(a) 12/01/13	13,400,000	9,717,546
	(a) 12/01/21	6,500,000	3,174,080
	(a) 12/01/22	25,200,000	11,695,320
	Series 1999 A,
	Insured: FGIC
	(a) 12/01/09	5,000,000	4,321,150
IL Chicago
	Series 1999,
	Insured: FGIC
	5.500% 01/01/23	7,500,000	8,886,000
IL Coles & Cumberland Counties Unifies School District
	Series 2000,
	Insured: FSA
	(a) 12/01/12	3,030,000	2,308,436
IL De Kalb County Community Unified School District No. 424
	Series 2001:
	Insured: AMBAC
	(a) 01/01/20	2,575,000	1,374,123
	(a) 01/01/21	2,675,000	1,356,091
IL Development Finance Authority Elgin School District No. U46
	Series 2001,
	Insured: FSA
	(a) 01/01/16	2,660,000	1,732,963
IL Du Page County Community High School District No. 99
	Series 1998:
	Insured: FSA
	(a) 12/01/10	2,245,000	1,860,836
	(a) 12/01/11	1,280,000	1,015,821
IL Lake & McHenry Counties Community Unified School District
	Series 1998:
	Insured: FGIC
	(a) 02/01/09	2,355,000	2,098,988
	(a) 02/01/10	2,060,000	1,766,017
IL Lake County School District No. 56
	Series 1997,
	Insured: FGIC
	9.000% 01/01/17	10,440,000	15,206,486

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX - BACKED – (continued)
Local General Obligations – (continued)
IL Will County United School District No. 365-UVY
	Series 1999 B,
	Insured: FSA
	(a) 11/01/18	1,470,000	838,341
KS Johnson County Unified School District No. 2
	Series 2001 B,
	Insured: FGIC
	5.500% 09/01/17	6,545,000	7,657,519
KS Wyandotte County
	Series 1998,
	Insured: MBIA
	4.500% 09/01/28	2,900,000	2,920,532
MI Detroit City School District
	Series 2005 A,
	Insured: FSA
	5.250% 05/01/30	8,000,000	9,322,880
MI Holland School District
	Series 1992,
	Insured: AMBAC
	(a) 05/01/17	1,190,000	732,731
MI Paw Paw Public School District
	Series 1998,
	Insured: FGIC
	5.000% 05/01/25	1,020,000	1,150,458
MI Redford Unified School District
	Series 1997,
	Insured: AMBAC
	5.000% 05/01/22	650,000	730,177
MI St. John’s Public School
	Series 1998,
	Insured: FGIC
	5.100% 05/01/25	1,790,000	2,045,684
MN Rosemount Independent School District No. 196
	Series 1994 B,
	Insured: CGIC
	(a) 06/01/10	775,000	658,688
NE Omaha Convention Center/Arena
	Series 2004,
	5.250% 04/01/23	4,000,000	4,688,000
OH Pickerington Local School District
	Series 2001:
	Insured: FGIC
	(a) 12/01/14	2,000,000	1,390,560
	(a) 12/01/15	1,500,000	995,505
OR Marion County School District No. 103C
	Series 1995 A,
	Insured: FGIC
	6.000% 11/01/05	160,000	160,853

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX - BACKED – (continued)
Local General Obligations – (continued)
OR Tualatin Hills Parks & Recreation District
	Series 1998,
	Insured: FGIC
	5.750% 03/01/15	1,000,000	1,173,720
OR Washington, Multnomah & Yamhill Counties School District
	Series 1998,
	5.000% 11/01/14	900,000	1,001,088
PA Cornwall-Lebanon School District
	Series 2001,
	Insured: FSA
	(a) 03/15/18	3,020,000	1,773,616
PA Westmoreland County Municipal Authority
	Series 2000 A,
	Insured: MBIA
	(a) 06/01/13	3,000,000	2,230,170
TX Dallas County Flood Control District
	Series 2002,
	7.250% 04/01/32	6,000,000	6,279,480
TX Hurst Euless Bedford Independent School District
	Series 1998,
	Insured: PSFG
	4.500% 08/15/25	16,000,000	16,083,200
TX North East Independent School District
	Series 1999,
	Insured: PSFG
	4.500% 10/01/28	6,000,000	6,017,520
WA Clark County School District No. 37
	Series 2001 C,
	Insured: FGIC
	(a) 12/01/20	5,000,000	2,563,150
WA King & Snohomish Counties School District No. 417
	Series 1998 B:
	Insured: FGIC
	(a) 06/15/14	1,800,000	1,271,970
	(a) 06/15/16	3,315,000	2,119,279
	Local General Obligations Total		220,504,139
Special Non - Property Tax – 5.6%
FL Tampa
	Series 1996,
	Insured: AMBAC
	(a) 04/01/21	900,000	463,779
	Series 2001 B,
	Insured: AMBAC
	5.750% 10/01/15	5,000,000	5,888,200

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX - BACKED – (continued)
Special Non - Property Tax – (continued)
FL Tampa Sports Authority
	Tampa Bay Arena Project,
	Series 1995,
	Insured: MBIA
	5.750% 10/01/25	2,500,000	3,095,975
IL Sales Tax Revenue
	Series 2002,
	Insured: FGIC
	6.000% 06/15/23	4,000,000	5,005,160
MA Massachusetts Bay Transportation Authority
	Series 2003 A,
	5.250% 07/01/19	4,800,000	5,515,248
MI Trunk Line
	Series 2004,
	Insured: FSA
	5.000% 11/01/19	1,025,000	1,152,735
NJ Economic Development Authority
	Cigarette Tax,
	Series 2004,
	5.500% 06/15/31	625,000	660,613
NY Dormitory Authority
	State Personal Income Tax Revenue,
	Series B,
	Insured: AMBAC
	5.500% 03/15/27	2,000,000	2,417,340
NY Local Government Assistance Corp.
	Series 1993 C,
	5.500% 04/01/17	3,800,000	4,366,010
	Series 1993 E,
	Insured: MBIA
	5.000% 04/01/21	2,655,000	2,977,025
	Series E,
	Insured: AMBAC
	5.250% 04/01/16(b)	15,060,000	16,975,783
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 1996 Z,
	Insured: FSA
	6.000% 07/01/18	10,000,000	12,274,800
	Series 2002 E,
	Insured: FSA
	5.500% 07/01/14	10,000,000	11,540,800
	Series 2003 AA:
	Insured: MBIA
	5.500% 07/01/17	3,000,000	3,519,840
	5.500% 07/01/19	3,000,000	3,551,730
	5.500% 07/01/20	4,000,000	4,755,360
TX Harris County Houston Sports Authority
	Series 2001 A:
	Insured: MBIA
	(a) 11/15/14	3,905,000	2,697,301

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX - BACKED – (continued)
Special Non - Property Tax – (continued)
	(a) 11/15/15	3,975,000	2,613,880
	(a) 11/15/16	4,040,000	2,524,636
	Special Non - Property Tax Total		91,996,215
Special Property Tax – 0.8%
CA Huntington Beach Community Facilities District
	Grand Coast Resort,
	Series 2001-1,
	6.450% 09/01/31	1,350,000	1,423,953
CA Santa Margarita Water District
	Series 1999,
	6.250% 09/01/29	4,200,000	4,491,228
FL Double Branch Community Development District
	Special Assessment,
	Series 2002 A,
	6.700% 05/01/34	990,000	1,081,644
FL Heritage Palms Community Development District
	Series 1999 A,
	6.750% 05/01/21	100,000	102,777
FL Lexington Oaks Community Development District
	Series 1998 A,
	6.125% 05/01/19	515,000	523,796
FL Maple Ridge Community Development District
	Series 2000,
	7.150% 05/01/31	190,000	206,716
FL Orlando
	Conroy Road Interchange Project,
	Series 1998 A,
	5.800% 05/01/26	300,000	308,079
FL Stoneybrook Community Development District
	Series 1998 A,
	6.100% 05/01/19	225,000	228,897
	Series 1998 B,
	5.700% 05/01/08	85,000	86,118
FL Village Center Community Development District
	Series 1998 A,
	Insured: MBIA
	5.500% 11/01/12	750,000	849,900

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX - BACKED – (continued)
Special Property Tax – (continued)
FL Westchester Community Development District No. 1
	Special Assessment,
	Series 2003,
	6.000% 05/01/23	2,000,000	2,100,920
IL Sports Facilities Authority
	Series 2001,
	Insured: AMBAC
	(a) 06/15/18	3,000,000	1,741,110
	Special Property Tax Total		13,145,138
State Appropriated – 7.5%
CA Public Works Board Department of Mental Health
	Coalinga State Hospital,
	Series A,
	5.500% 06/01/15	3,000,000	3,377,160
MI State
	525 Redevco, Inc.,
	Series 2000,
	Insured: AMBAC
	(a) 06/01/21	5,000,000	2,523,100
NJ Economic Development Authority
	Series 2005 N-1,
	Insured: FGIC
	5.500% 09/01/27	2,000,000	2,413,100
NJ Transportation Trust Fund Authority
	Series 1995 B,
	Insured: MBIA
	7.000% 06/15/12	16,865,000	20,395,182
	Series 1999 A,
	5.750% 06/15/20	3,150,000	3,752,878
NY Dormitory Authority
	Series 1993 A:
	Insured: CGIC
	6.000% 07/01/20	6,140,000	7,558,033
	Insured: FSA
	5.500% 05/15/19	2,350,000	2,743,390
	City University,
	Series 1993 A,
	6.000% 07/01/20	13,350,000	16,197,288
	State University Facilities,
	Series 1993 A,
	Insured: FGIC
	5.875% 05/15/17	28,240,000	33,600,799
	State University of New York,
	Series 1990 A,
	7.500% 05/15/13	8,000,000	10,062,960
NY Metropolitan Transportation Authority
	New York Service Contract,
	Series 2002,
	Insured: FGIC
	5.500% 07/01/17	5,000,000	5,795,550

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX - BACKED – (continued)
State Appropriated – (continued)
PR Commonwealth of Puerto Rico
	Public Finance Corp.:
	Series 1998 A,
	Insured: AMBAC
	5.375% 06/01/17	5,000,000	5,802,250
	Series 2002 E,
	6.000% 08/01/26	2,470,000	3,033,679
WA State
	Series 2000 S-5,
	Insured: FGIC
	(a) 01/01/19	5,000,000	2,813,300
WV Building Commission
	Series 1998 A,
	Insured: AMBAC
	5.375% 07/01/21	3,215,000	3,713,229
	State Appropriated Total		123,781,898
State General Obligations – 3.8%
CA State
	Series 2002:
	Insured: AMBAC
	6.000% 04/01/16	3,000,000	3,608,370
	6.000% 04/01/18	3,000,000	3,655,170
	Series 2003,
	5.250% 02/01/23	3,000,000	3,422,310
NJ State
	Series 2001 H,
	Insured: MBIA
	5.250% 07/01/16	10,000,000	11,382,200
NV State
	Series 1992 A,
	6.800% 07/01/12	60,000	60,193
OR State
	Series 1980,
	7.250% 01/01/07	100,000	105,585
	Series 1980 LXII,
	9.200% 04/01/08	180,000	207,097
	Series 1980 LXIII,
	8.250% 01/01/07	200,000	213,720
	Series 1997 76A,
	5.550% 04/01/09	35,000	35,053
PR Commonwealth of Puerto Rico
	Highway & Transportation Authority,
	Series 1998 A:
	Insured: AMBAC
	5.500% 07/01/12	300,000	340,068
	5.500% 07/01/14	310,000	357,765
	Public Finance Corp.,
	Series 1998 A,
	Insured: AMBAC

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX - BACKED – (continued)
State General Obligations – (continued)
	5.125% 06/01/24	3,000,000	3,450,660
	Public Import:
	Series 1996,
	Insured: AMBAC
	6.500% 07/01/15	2,650,000	3,298,958
	Series 2001 A,
	Insured: MBIA
	5.500% 07/01/16	1,000,000	1,165,240
	5.500% 07/01/21	4,500,000	5,373,900
	Series 2001,
	Insured: FSA
	5.500% 07/01/17	13,130,000	15,405,166
	Public Improvement,
	Series 2002 A,
	Insured: FGIC
	5.500% 07/01/19	7,000,000	8,287,370
TX Public Finance Authority
	Series 1997,
	(a) 10/01/13	4,000,000	2,924,960
	State General Obligations Total		63,293,785
	TAX - BACKED TOTAL		548,241,440
TRANSPORTATION – 9.1%
Air Transportation – 1.4%
IL Chicago O’Hare International Airport
	United Air Lines, Inc.,
	Series 1999 A,
	5.350% 09/01/16(e)(h)	4,100,000	734,474
IN Indianapolis Airport Authority
	Federal Express Corp. Project,
	Series 2004, AMT,
	5.100% 01/15/17	2,500,000	2,644,575
MN Minneapolis & St. Paul Metropolitan Airport Commission
	Special Facilities, Northwest Airlines, Inc.,
	Series 2001 A, AMT,
	7.000% 04/01/25	6,500,000	5,823,350
NC Charlotte
	US Airways, Inc.:
	Series 1998, AMT,
	5.600% 07/01/27(i)(h)	3,300,000	2,134,143
	Series 2000, AMT,
	7.750% 02/01/28(i)(h)	5,750,000	4,189,393
NJ Economic Development Authority
	Continental Airlines, Inc.,
	Series 1999, AMT:
	6.250% 09/15/19	1,300,000	1,193,088
	6.400% 09/15/23	4,000,000	3,684,800
TX Dallas-Fort Worth International Airport
	Series 2000, AMT,

		Par ($)	Value ($)
Municipal Bonds – (continued)
TRANSPORTATION – (continued)
Air Transportation – (continued)
	8.500% 05/01/29	3,000,000	3,012,780
	Air Transportation Total		23,416,603
Airports – 0.6%
MA Port Authority
	Series 1999, IFRN, AMT,
	Insured: FGIC
	9.406% 01/01/21(c)(d)	1,500,000	1,786,545
	Series 1999, IFRN,
	Insured: FGIC
	8.916% 07/01/29(c)(d)	2,500,000	3,040,000
MO St. Louis Airport
	Series 2005,
	Insured: MBIA
	5.500% 07/01/27	3,000,000	3,568,050
NC Charlotte
	Series 1999, AMT,
	Insured: MBIA
	9.480% 06/15/22(c)(d)	2,000,000	2,397,300
	Airports Total		10,791,895
Ports – 0.1%
FL Dade County
	Series 1995,
	Insured: MBIA
	6.200% 10/01/09	1,000,000	1,114,520
		Ports Total	1,114,520
Toll Facilities – 6.2%
CA San Joaquin Hills Transportation Corridor Agency
	Series 1997 A,
	Insured: MBIA
	(a) 01/15/14	14,450,000	10,475,527
CO E-470 Public Highway Authority
	Series 1997 B:
	Insured: MBIA
	(a) 09/01/11	17,685,000	14,182,132
	(a) 09/01/22	6,515,000	3,047,326
	Series 2000 B,
	Insured: MBIA
	(a) 09/01/18	14,000,000	8,032,080
MA Turnpike Authority
	Series 1997 A,
	Insured: MBIA
	(a) 01/01/24	7,000,000	3,105,830
	Series 1997 C:
	Insured: MBIA
	(a) 01/01/18	4,700,000	2,808,109
	(a) 01/01/20	15,000,000	8,129,100

		Par ($)	Value ($)
Municipal Bonds – (continued)
TRANSPORTATION – (continued)
Toll Facilities – (continued)
NJ Turnpike Authority
	Series 1991 C:
	Insured: FSA
	6.500% 01/01/16	8,500,000	10,194,475
	Insured: MBIA
	6.500% 01/01/16	2,840,000	3,406,154
NY Triborough Bridge & Tunnel Authority
	Series 2002:
	Insured: MBIA
	5.500% 11/15/18	4,950,000	5,811,498
	5.500% 11/15/20	4,375,000	5,183,063
OH Turnpike Commission
	Series 1998 A,
	Insured: FGIC
	5.500% 02/15/24	7,000,000	8,401,890
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 2002 E,
	Insured: FSA
	5.500% 07/01/17	5,400,000	6,335,712
TX Turnpike Authority
	Central Texas Capital Appreciation,
	Series 2002 A,
	Insured: AMBAC
	(a) 08/15/18	10,000,000	5,733,500
VA Richmond Metropolitan Authority
	Series 1998,
	Insured: FGIC
	5.250% 07/15/22	6,700,000	7,783,055
	Toll Facilities Total		102,629,451
Transportation – 0.8%
CA San Francisco Bay Area Rapid Transit District
	Series 1999,
	Insured: FGIC
	8.406% 01/01/08(c)(d)	5,000,000	5,964,000
NV Department of Business & Industry
	Las Vegas Monorail Project,
	Series 2000:
	7.375% 01/01/30	1,000,000	1,055,110
	7.375% 01/01/40	3,000,000	3,151,740
OH Toledo-Lucas County Port Authority
	CSX Transportation, Inc.,
	Series 1992,
	6.450% 12/15/21	1,950,000	2,286,297
	Transportation Total		12,457,147
	TRANSPORTATION TOTAL		150,409,616
UTILITIES – 13.4%
Independent Power Producers – 1.1%
MI Midland County Economic Development Corp.

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Independent Power Producers – (continued)
	Series 2000 A, AMT,
	6.875% 07/23/09	200,000	209,650
NY Port Authority of New York & New Jersey
	KIAC Partners,
	Series 1996 IV, AMT,
	6.750% 10/01/19	7,000,000	7,389,760
NY Suffolk County Industrial Development Authority
	Nissequogue Cogen Partners,
	Series 1998, AMT,
	5.500% 01/01/23	6,800,000	6,858,276
PR Commonwealth of Puerto Rico Industrial, Educational, Medical & Environmental Cogeneration Facilities
	AES Project,
	Series 2000, AMT,
	6.625% 06/01/26	2,775,000	3,010,958
	Independent Power Producers Total		17,468,644
Investor Owned – 3.8%
AZ Pima County Industrial Development Authority
	Tucson Electric Power Co.,
	Series 1997 A, AMT,
	6.100% 09/01/25	2,000,000	2,005,620
CO Adams County Pollution Control Revenue
	Public Service Co. Colorado Project,
	Series A,
	Insured: MBIA
	4.375% 09/01/17	7,450,000	7,672,234
IN Development Finance Authority
	Series 1999, AMT,
	5.950% 08/01/30	4,000,000	4,132,200
IN Petersburg
	Indiana Power & Light Co.:
	Series 1993 B,
	Insured: AMBAC
	5.400% 08/01/17	5,000,000	5,673,450
	Series 1995 C, AMT,
	5.950% 12/01/29	3,500,000	3,652,705
MI Strategic Fund
	Detroit Edison Co.,
	Series 1991 BB,
	Insured: AMBAC
	7.000% 05/01/21	2,505,000	3,345,402
MT City of Forsyth Pollution Control Revenue
	Series 1998 A,
	5.200% 05/01/33(c)	1,450,000	1,514,960

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Investor Owned – (continued)
NY Energy & Research Development Authority
	Brooklyn Union Gas Co.,
	Series 1993, IFRN,
	9.940% 04/01/20(c)	13,000,000	15,460,640
TX Brazos River Authority Pollution Control Revenue
	Series 1999 B, AMT,
	6.750% 09/01/34(c)	10,000,000	11,442,000
	Series 2001 C, AMT,
	5.750% 05/01/36(c)	1,585,000	1,693,192
	Series 2003 D,
	5.400% 10/01/29(c)	2,000,000	2,147,580
VA Chesterfield County Industrial Development Authority Pollution Control Revenue
	Virginia Electric & Power Co.,
	Series 1987 B,
	5.875% 06/01/17	1,250,000	1,374,738
WY Lincoln County Environmental Improvement
	Pacificorp Project,
	Series 1995, AMT,
	4.125% 11/01/25(c)	2,000,000	1,976,100
	Investor Owned Total		62,090,821
Joint Power Authority – 3.1%
MN Anoka County
	Solid Waste Disposal, National Rural Utility,
	Series 1987 A, AMT,
	6.950% 12/01/08	225,000	226,829
NC Eastern Municipal Power Agency
	Series 1993,
	Insured: AMBAC
	6.000% 01/01/18	13,470,000	16,203,063
	Series 1993 B,
	Insured: RAD
	6.000% 01/01/22	500,000	609,575
	Series 2003 C,
	5.375% 01/01/17	2,250,000	2,403,540
NC Municipal Power Agency
	Catawba Electric No. 1,
	Series 1998 A,
	Insured: MBIA
	5.500% 01/01/15	5,750,000	6,560,290
SC Piedmont Municipal Power Agency
	Series 1988,
	Insured: AMBAC
	(a) 01/01/13	16,070,000	11,560,597
	Series 2004,
	Insured: MBIA
	5.375% 01/01/25	11,370,000	13,241,730
	Joint Power Authority Total		50,805,624

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Municipal Electric – 2.7%
MN Southern Minnesota Municipal Power Agency
	Series 2002 A,
	Insured: AMBAC
	5.250% 01/01/17	11,000,000	12,544,180
NC University North Carolina at Chapel Hill
	Series 1997,
	(a) 08/01/13	2,000,000	1,483,080
PA Westmoreland County Municipal Authority
	Series 1999 A,
	Insured: MBIA
	(a) 08/15/22	2,000,000	942,020
	Special Obligation,
	Series 1995 A,
	Insured: FGIC
	(a) 08/15/23	4,140,000	1,852,236
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 2002 KK,
	Insured: MBIA
	5.500% 07/01/16	10,000,000	11,652,400
SD Heartland Consumers Power District
	Series 1992,
	Insured: FSA
	6.000% 01/01/17	5,600,000	6,691,328
TN Metropolitan Government
	Nashville & Davidson Counties,
	Series 1996 A,
	Insured: MBIA
	(a) 05/15/09	5,250,000	4,643,572
WA Chelan County Public Utilities District No. 1
	Columbia River Rock Hydroelectric,
	Series 1997,
	Insured: MBIA
	(a) 06/01/09	5,000,000	4,365,150
	Municipal Electric Total		44,173,966
Water & Sewer – 2.7%
CA Castaic Lake Water Agency
	Series 1999 A,
	Insured: AMBAC
	(a) 08/01/24	9,445,000	4,055,116
CA Department of Water Resources
	Central Valley Project,
	Series 2002 X,
	Insured: FGIC
	5.500% 12/01/17	1,000,000	1,170,560
FL Seminole County
	Series 1992,
	Insured: MBIA

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Water & Sewer – (continued)
	6.000% 10/01/19	470,000	567,732
GA Henry County Water & Sewer Authority
	Series 1997,
	Insured: AMBAC
	6.150% 02/01/20	5,390,000	6,706,669
IL Chicago
	Series 1999 A,
	Insured: MBIA
	(a) 01/01/20	7,275,000	3,887,687
MA Water Resources Authority
	Series 1992 A,
	Insured: FGIC
	6.500% 07/15/19	5,000,000	6,244,800
	Series 2002 J,
	Insured: FSA
	5.500% 08/01/21	5,000,000	5,948,400
MS V Lakes Utility District
	Series 1994,
	8.250% 07/15/24	750,000	696,810
NY New York City Municipal Water Finance Authority
	Series 1999, IFRN,
	Insured: FGIC
	8.500% 06/15/32(c)(d)	7,000,000	8,117,760
OH Fresh Water Development Authority Revenue
	Series 2001 B,
	Insured: FSA
	5.500% 06/01/19	2,075,000	2,445,056
TX Houston Water & Sewer System
	Series 1998 A,
	Insured: FSA
	(a) 12/01/19	9,845,000	5,320,140
	Water & Sewer Total		45,160,730
	UTILITIES TOTAL		219,699,785

	Total Municipal Bonds (cost of $1,461,103,942)		1,608,748,012

		Shares
Municipal Preferred Stocks – 1.2%
HOUSING – 1.2%
Multi - Family – 1.2%
Charter Mac Equity Issue Trust
	AMT:
	6.625% 06/30/09(c)(d)	4,000,000	4,349,560
	7.600% 11/30/10(c)(d)	5,000,000	5,705,850
MuniMae Equity Issue Trust
	AMT,

		Shares	Value ($)
Municipal Preferred Stocks – (continued)
HOUSING – (continued)
Multi - Family – (continued)
	7.750% 06/30/50(c)(d)	8,000,000	9,165,040
	Multi - Family Total		19,220,450
	HOUSING TOTAL		19,220,450

	Total Municipal Preferred Stocks (cost of $17,000,000)		19,220,450

Investment Company – 0.0%
	Dreyfus Tax-Exempt Cash Management Fund	45,422	45,422

	Total Investment Company (cost of $45,422)		45,422

		Par ($)
Short-Term Obligations – 0.4%
VARIABLE RATE DEMAND NOTES(k) – 0.4%
FL Collier County Health Facilities Authority Hospital Revenue
	Cleveland Clinic Health System,
	Series 2003,
	2.330% 01/01/35	1,100,000	1,100,000
FL Pinellas County Health Facilities Authority
	Hospital Loan Program,
	Series 1985,
	Insured: AMBAC
	2.340% 12/01/15	1,300,000	1,300,000
IA Higher Education Loan Authority Revenue
	St. Ambrose University,
	Series 2003,
	LOC: Northern Trust Co.
	2.320% 04/01/33	1,200,000	1,200,000
IN Health Facility Financing Authority
	Fayette Memorial Hospital Association,
	Series 2002 A,
	LOC: U.S. Bank NA,
	2.370% 10/01/32	1,000,000	1,000,000
MN Higher Education Facilities Authority
	St. Olaf College,
	Series 2002,
	LOC: Harris Trust & Savings Bank,
	2.320% 10/01/32	1,400,000	1,400,000
MS Jackson County Pollution Control Revenue
	Chevron U.S.A., Inc, Project,
	Series 1992,
	2.300% 12/01/16	900,000	900,000
NY New York City Municipal Water Finance Authority Water And Sewer Systems Revenue
	Series 2001 F-1
	LOC: Dexia Credit Local

		Par ($)	Value ($)
Short-Term Obligations – (continued)
VARIABLE RATE DEMAND NOTES(k) – (continued)
	2.300% 06/15/33(l)	0	—
	VARIABLE RATE DEMAND NOTES TOTAL		6,900,000

	Total Short-Term Obligations (cost of $6,900,000)		6,900,000

	Total Investments – 99.3% (cost of $1,485,049,364)(m)(n)		1,634,913,884

	Other Assets & Liabilities, Net – 0.7%		11,965,559

	Net Assets – 100.0%		1,646,879,443

Notes to Investment Portfolio:

*	Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

(a)	Zero coupon bond.

(b)	A portion of these securities with a market value of $10,510,380 is pledged as collateral for open futures contracts.

(c)	The interest rate shown on floating rate or variable rate securities reflects the rate at August 31, 2005.

(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2005, these securities amounted to $75,671,438, which represents 4.6% of net assets.

(e)	The issuer is in default of certain debt covenants. Income is not being accrued. As of August 31, 2005, the value of these securities amounted to $1,299,613, which represents 0.08% of net assets.

(f)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(g)

Denotes a restricted security, which is subject to restrictions on resale under federal securities laws or in transactions exempt from registration. At August 31, 2005, the value of these securities amounted to $1,873,074 which represents 0.1% of net assets.

	Security	Acquisition Date	Acquisition Cost
	MI Cheboygan County Economic Development Corp., Metro Health Foundation Project, Series 1993, 11.000% 11/01/22	02/26/93	$476,098
	VA Alexandria Redevelopment & Housing Authority, Courthouse Commons Apartments: Series 1990 A, AMT, 10.000% 01/01/21 Series	09/06/90	760,000
	1990 B, AMT, (a) 01/01/21	09/06/90	830,000
			$2,066,098

(h)

The issuer had filed for bankruptcy protection under Chapter 11. Income is not being accrued. As of August 31, 2005, the value of these securities amounted to $7,058,055, which represents 0.4% of net assets.

(i)	The issuer is in default of certain debt covenants. Income is being accrued. As of August 31, 2005, the value of these securities amounted to $11,775,036, which represents 0.7% of net assets.

(j)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(k)

Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown reflect the rates at August 31, 2005.

(l)	Rounds to less than 1 share.

(m)	Cost for federal income tax purposes is $1,482,205,922.

(n)	Unrealized appreciation and depreciation at August 31, 2005 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$169,152,126	$(16,444,164)	$152,707,962

Acronym	Name
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
CAP	Capital Markets Assurance Corp.
CGIC	Capital Guaranty Insurance Corp.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
IFRN	Inverse Floating Rate Note
MBIA	MBIA Insurance Corp.
PSFG	Permanent School Fund Guarantee
RAD	Radian Asset Assurance, Inc.

INVESTMENT PORTFOLIO
August 31, 2005 (Unaudited)	Columbia Tax-Exempt Insured Fund

		Par ($)	Value ($)*
Municipal Bonds – 98.5%
EDUCATION – 5.8%
Education – 5.8%
MA Health & Educational Facilities Authority
	Harvard University,
	Series 1991 N,
	6.250% 04/01/20	2,000,000	2,534,320
NY Dormitory Authority Revenues
	NYU Series 2004 A,
	Insured:FGIC
	5.000% 07/01/18	1,860,000	2,027,512
	Upstate Community Colleges,
	Series 2005 B,
	Insured: FGIC
	5.500% 07/01/23	2,000,000	2,376,940
WV University
	Series 2000 A,
	Insured: AMBAC
	(a) 04/01/17	2,480,000	1,530,606
		Education Total	8,469,378
	EDUCATION TOTAL		8,469,378
HEALTH CARE – 4.7%
Hospitals – 4.7%
MS Hospital Equipment & Facilities Authority
	Rush Medical Foundation Project,
	Series 1992,
	Insured: CON
	6.700% 01/01/18	250,000	250,493
TN Knox County Health, Educational & Housing Facilities
	Series 1993,
	Insured: MBIA
	5.250% 01/01/15	5,000,000	5,540,100
WI Health & Educational Facilities Authority
	Bellin Memorial Hospital,
	Series 1993,
	Insured: AMBAC
	6.625% 02/15/08	1,000,000	1,049,290
	Waukesha Memorial Hospital,
	Series 1990 B,
	Insured: AMBAC

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
	7.250% 08/15/19	20,000	20,066
		Hospitals Total	6,859,949
	HEALTH CARE TOTAL		6,859,949
HOUSING – 0.6%
Single - Family – 0.6%
LA Jefferson Parish Home Mortgage Authority
	Series 1999 B-1, AMT,
	Insured: GNMA
	6.750% 06/01/30	540,000	567,016
MA Housing Finance Agency
	Series 1992, AMT,
	Insured: AMBAC
	7.125% 06/01/25	265,000	265,326
	Single - Family Total		832,342
	HOUSING TOTAL		832,342
OTHER – 11.0%
Pool / Bond Bank – 1.6%
MI Municipal Bond Authority
	Local Government Loan Program,
	Series 1991 C,
	Insured: FSA
	(a) 06/15/15	3,380,000	2,282,750
	Pool / Bond Bank Total		2,282,750
Refunded / Escrowed(b) – 9.4%
FL Tampa Bay Water Utility Systems
	Series 1999,
	Pre-refunded 10/01/11,
	Insured: FGIC
	8.896% 10/01/23(c)(d)	1,000,000	1,265,430
GA Fulton County Water & Sewer
	Series 1992,
	Escrowed to Maturity,
	Insured: FGIC
	6.375% 01/01/14	5,810,000	6,795,027
GA Municipal Electric Authority
	Series 1997 Y,
	Escrowed to Maturity,
	Insured: AMBAC
	6.400% 01/01/13	65,000	75,379
OH Hilliard School District
	Series 2000,
	Insured: FGIC

2

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded / Escrowed(b) – (continued)
	5.750% 12/01/24	1,000,000	1,130,070
PA Pottstown Boro Authority
	Sewer Revenue,
	Series 1991 7–B,
	Escrowed to Maturity,
	Insured: FGIC
	(a) 11/01/16	1,000,000	635,590
SC Piedmont Municipal Power Agency
	Series 1991 A,
	Escrowed to Maturity,
	Insured: FGIC
	6.125% 01/01/07	75,000	78,148
TX Houston Water & Sewer System
	Series 1998 A,
	Escrowed to Maturity,
	Insured: FSA
	(a) 12/01/19	1,800,000	983,070
TX Municipal Power Agency
	Series 1989:
	Escrowed to Maturity,
	Insured: AMBAC
	(a) 09/01/10	350,000	293,489
	(a) 09/01/11	560,000	450,565
	(a) 09/01/12	205,000	157,979
	Insured: MBIA
	(a) 09/01/15	185,000	124,013
WA Public Power Supply System
	Nuclear Project No. 2,
	Series 1992 A,
	Escrowed to Maturity,
	Insured: MBIA
	(a) 07/01/11	2,315,000	1,873,553
	Refunded / Escrowed Total		13,862,313
		OTHER TOTAL	16,145,063
TAX - BACKED – 47.7%
Local Appropriated – 3.6%
IL Chicago Board Education
	Series 1992 A,
	Insured: MBIA
	6.250% 01/01/15	4,500,000	5,243,130
	Local Appropriated Total		5,243,130
Local General Obligations – 21.9%
AZ Tucson
	Series 1994 G,
	Insured: FGIC
	7.625% 07/01/14	3,140,000	4,088,845
CA Alvord Unified School District
	Series 2002 A,
	Insured: MBIA
	5.900% 02/01/19	1,975,000	2,394,687

3

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX - BACKED – (continued)
Local General Obligations – (continued)
CA Fresno Unified School District
	Series 2002 A,
	Insured: MBIA
	6.000% 02/01/19	1,000,000	1,222,430
CA San Ysidro School District
	Insured: FGIC
	(a) 08/01/23	2,330,000	1,046,077
CO El Paso County School District No. 11
	Series 1996
	7.100% 12/01/18	3,000,000	3,886,950
CO Highlands Ranch Metropolitan District No. 2
	Series 1996,
	Insured: CGIC
	6.500% 06/15/12	1,000,000	1,185,260
IL Chicago Public Building Commission
	Series 1999 B,
	Insured: FGIC
	5.250% 12/01/18	1,000,000	1,140,820
IL Chicago
	City Colleges,
	Series 1999,
	Insured: FGIC
	(a) 01/01/14	2,000,000	1,440,140
IL Development Finance Authority Elgin School District No. U46
	Series 2001,
	Insured: FSA
	(a) 01/01/13	2,500,000	1,890,125
IL Will County School District No. 114
	Series 2005 C,
	Insured: FGIC
	(a) 12/01/23	2,130,000	932,109
KS Wyandotte County Unified School District No. 500
	Series 2005,
	Insured: FSA	1,000,000	1,154,690
	5.250% 09/01/20
NH Manchester School Facilities
	Series 2004,
	Insured: MBIA
	5.500% 06/01/22	2,000,000	2,388,000
OH Garfield Heights School District
	Series 2001,
	Insured: MBIA
	5.375% 12/15/16	1,740,000	2,015,581

4

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX – BACKED – (continued)
Local General Obligations – (continued)
OR Clackamas County School District No. 108
	Estada,
	Series 2005,
	Insured: FSA
	5.500% 06/15/24	1,130,000	1,355,672
TN Lincoln County
	Series 2001,
	Insured: FGIC
	5.250% 04/01/16	1,470,000	1,673,522
TX Galveston County
	Series 2001,
	Insured: FGIC
	(a) 02/01/20	1,510,000	806,265
WA Clark County School District No. 37
	Series 2001 C,
	Insured: FGIC
	(a) 12/01/16	3,000,000	1,869,180
WA King County School District Issaquah No. 411
	Series 2001,
	Insured: FSA
	5.625% 06/01/15	1,500,000	1,736,175
	Local General Obligations Total		32,226,528
Special Non – Property Tax – 8.8%
IL Metropolitan Pier & Exposition Authority
	McCormick Place Expansion Project,
	Series 1993 A,
	Insured: FGIC
	(a) 06/15/16	3,750,000	2,415,187
MI State
	Series 2005,
	Insured: FSA
	5.500% 11/01/20	2,000,000	2,368,720
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 1996 Y,
	Insured: MBIA
	6.250% 07/01/12	3,000,000	3,533,280
TX Houston Hotel Occupancy Tax & Special Revenue
	Series 2001 B,
	Insured: AMBAC
	(a) 09/01/17	2,000,000	1,207,420
WA Central Puget Sound Regional Transportation Authority
	Series 1998,
	Insured: FGIC
	5.250% 02/01/21	3,000,000	3,432,030
	Special Non - Property Tax Total		12,956,637
State Appropriated – 9.8%
IN Office Building Commission
	Women’s Prison,
	Series 1995 B,
	Insured: AMBAC
	6.250% 07/01/16	8,000,000	9,596,160

5

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX – BACKED – (continued)
State Appropriated – (continued)
MI State
	525 Redevco, Inc.,
	Series 2000,
	Insured: AMBAC
	(a) 06/01/21	1,000,000	504,620
NJ Economic Development Authority
	School Facilities Construction,
	Series 2005 K,
	Insured: FGIC
	5.250% 12/15/21	2,000,000	2,315,260
NJ Transportation Trust Fund Authority
	Series 2001 C,
	Insured: FSA
	5.500% 12/15/15	1,685,000	1,938,121
	State Appropriated Total		14,354,161
State General Obligations – 3.6%
CA State
	Series 2002,
	Insured: AMBAC
	6.000% 04/01/17	2,500,000	3,027,100
NJ State
	Series 2005 L,
	Insured: AMBAC
	5.250% 07/15/19	2,000,000	2,301,000
	State General Obligations Total		5,328,100
	TAX - BACKED TOTAL		70,108,556
TRANSPORTATION – 9.1%
Toll Facilities – 3.5%
NJ Turnpike Authority
	Series 2004 C-2,
	Insured: AMBAC
	5.500% 01/01/25	2,500,000	3,012,750
NY Triborough Bridge & Tunnel Authority
	Series 2002,
	Insured: MBIA
	5.500% 11/15/20	375,000	444,263
WV Parkways Economic Development & Tourism Authority
	Series 2002,
	Insured: FGIC
	5.250% 05/15/14	1,500,000	1,690,050
	Toll Facilities Total		5,147,063
Transportation – 5.6%
AZ Mesa Street & Highway Revenue
	Series 2005,
	Insured: FSA
	5.000% 07/01/23	1,000,000	1,136,200

6

		Par ($)	Value ($)
Municipal Bonds – (continued)
TRANSPORTATION – (continued)
Transportation – (continued)
IL Regional Transportation Authority
	Series 1996 C,
	Insured: FGIC
	7.750% 06/01/20	5,000,000	7,080,400
	Transportation Total		8,216,600
	TRANSPORTATION TOTAL		13,363,663
UTILITIES – 19.6%
Joint Power Authority – 12.2%
TX Municipal Power Agency
	Series 1989:
	Insured: AMBAC
	(a) 09/01/10	4,650,000	3,912,649
	(a) 09/01/11	7,340,000	5,924,408
	(a) 09/01/12	2,795,000	2,158,355
	Series 1993,
	Insured: MBIA
	(a) 09/01/15	8,790,000	5,869,171
	Joint Power Authority Total		17,864,583
Municipal Electric – 1.7%
AK Anchorage
	Series 1993,
	Insured: MBIA
	8.000% 12/01/09	1,000,000	1,184,570
GA Municipal Electric Authority
	Series 1997 Y,
	Insured: AMBAC
	6.400% 01/01/13	935,000	1,084,899
SD Heartland Consumers Power District
	Electric Revenue,
	Insured: FSA
	6.000% 01/01/09	300,000	315,864
	Municipal Electric Total		2,585,333
Water & Sewer – 5.7%
FL Saint John’s County Water & Sewer Authority
	Saint Augustine Shores System:
	Series 1991 A,
	Insured: MBIA
	(a) 06/01/13	2,600,000	1,954,420
	Series 1999 A,
	Insured: MBIA
	(a) 06/01/14	1,500,000	1,074,435
GA Atlanta Water & Wastewater Revenue
	Series 1993,
	Insured: FGIC
	5.500% 11/01/22	1,000,000	1,189,080

7

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Water & Sewer – (continued)
GA Fulton County Water & Sewer
	Series 1992,
	Insured: FGIC
	6.375% 01/01/14	190,000	221,029
GA Milledgeville Water& Sewer
	Series 1996,
	Insured: FSA
	6.000% 12/01/21	1,000,000	1,223,060
NJ Cape May County Municipal Utilities Sewer Authority
	Series 2002 A,
	Insured: FSA
	5.750% 01/01/16	1,000,000	1,177,480
OH Cleveland
	Series 1993 G,
	Insured: MBIA
	5.500% 01/01/21	1,015,000	1,194,594
TX Houston Water & Sewer System
	Series 1998 A,
	Insured: FSA
	(a) 12/01/19	700,000	378,273
	Water & Sewer Total		8,412,371
	UTILITIES TOTAL		28,862,287

	Total Municipal Bonds (cost of $125,586,103)		144,641,238
Short-Term Obligations – 1.0%
VARIABLE RATE DEMAND NOTES(e) – 1.0%
IA Higher Education Loan Authority Revenue
	St. Ambrose University,
	LOC: Northern Trust Company,
	Series 2003,
	2.320% 04/01/33	100,000	100,000
IN Educational Facilities Authority
	DePauw University Project,
	LOC: Northern Trust Company,
	Series 2002,
	2.320% 07/01/32	500,000	500,000
IN Health Facility Financing Authority
	Fayette Memorial Hospital Association, Inc.,
	LOC: U.S. Bank N.A.,
	Series 2002 A,
	2.370% 10/01/32	200,000	200,000
MN Higher Education Facilities Authority
	Saint Olaf College,
	LOC: Harris Trust & Savings Bank,
	Series 2002 5-M1,
	2.320% 10/01/32	500,000	500,000

8

		Par ($)	Value ($)
Short-Term Obligations – (continued)
VARIABLE RATE DEMAND NOTES(e) – (continued)
MO Chesterfield Industrial Development Authority Educational Facilities
	Gateway Academy Inc.,
	Series 2003
	2.370% 01/01/28	200,000	200,000
	VARIABLE RATE DEMAND NOTES TOTAL		1,500,000

	Total Short-Term Obligations (cost of $1,500,000)		1,500,000

	Total Investments – 99.5% (cost of $127,086,103)(f)(g)		146,141,238

	Other Assets & Liabilities, Net – 0.5%		740,305

	Net Assets – 100.0%		146,881,543

Notes to Investment Portfolio:

*	Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

(a)	Zero coupon bond.

(b)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(c)	The interest rate shown on floating rate or variable rate securities reflects the rate as of August 31, 2005.

(d)

Denotes a restricted security, which is subject to registration with the SEC or is required to be exempted from such registration prior to resale. At August 31, 2005, the value of this security represents 0.8% of net assets.

Security	Acquisition Date	Acquisition Cost
FL Tampa Bay Water Utility System, Series 1999, 8.896% 10/01/23	09/29/99	$993,440

(e)

Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown reflect the rates at August 31, 2005.

(f)	Cost for federal income tax purposes is $126,853,785.

9

(g)	Unrealized appreciation and depreciation at August 31, 2005 based on cost of investments for federal income tax purposes was:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
	$19,291,619	$(4,166)	$19,287,453

Acronym	Name

AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
CGIC	Capital Guarantee Insurance Co.
CON	College Construction Loan Insurance Association
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance Inc.
GNMA	Government National Mortgage Association
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.

10

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Trust IV

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	October 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	October 27, 2005

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	October 27, 2005